Note 14 - Financial Instruments (Details) - Accounts Receivable Aging (USD $)	Feb. 28, 2014	Nov. 30, 2013
Accounts Receivable Aging [Abstract]
Total accounts receivable	$ 3,090,079	$ 1,475,745
Less allowance for doubtful accounts	0	0
Total accounts receivable, net	3,090,079	1,475,745
Not past due	3,077,305	1,473,097
Past due for more than 31 days but no more than 60 days	7,538	2,648
Past due for more than 61 days but no more than 90 days	$ 5,236